SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

24.	SUBSEQUENT EVENTS

On April 27, 2020, the Company announced that it entered into a definitive agreement (the “Arrangement Agreement”) whereby the Company will acquire all of the issued and outstanding shares of Guyana Goldfields Inc. (TSX: GUY) (“Guyana Goldfields”) by way of a court approved plan of arrangement under the Canada Business Corporations Act (the “Transaction”).

Under the terms of the Transaction, each holder of Guyana Goldfields shares will have the option to receive, for each Guyana Goldfields share held, CAD$0.60 in cash or 0.1195 of a Silvercorp common share (valued at CAD$0.60 based on the volume weighted average price for Silvercorp common shares for the 20 trading days ended April 24, 2020), subject to a maximum cash consideration of approximately $23.4 million (CAD$33.2 million). If all Guyana Goldfields shareholders elect to receive cash, consideration for each share will consist of CAD$0.20 in cash and 0.0796 of a Silvercorp common share (valued at CAD$0.40 based on the volume weighted average price for Silvercorp common shares for the 20 trading days ended April 24, 2020). Assuming the maximum cash consideration, existing Guyana Goldfields shareholders will own 7.1% of Silvercorp s pro forma basic shares outstanding following the Transaction. The consideration of CAD$0.60 per share represents a 71% premium to the 20-day volume weighted average price of Guyana Goldfields as of the close of trading on April 24, 2020.

Concurrently with entering into the Arrangement Agreement, the Company and Guyana Goldfields have also entered into a loan agreement, whereby the Company will lend Guyana Goldfields up to US$15 million with an interest rate of 12% per annum (or, on the occurrence of certain triggering events, 14% per annum) to fund Guyana Goldfields expected liquidity shortfall between the signing of the Arrangement Agreement and the closing of the Transaction.

On May 18, 2020, the Company announced that it has entered into an amending agreement (the “Amending Agreement”) to the Arrangement Agreement. Pursuant to the terms of the Amending Agreement, each holder of Guyana Goldfields shares will receive, for each Guyana Goldfields share held, C$0.25 in cash and 0.1849 of a Silvercorp common share, for total consideration of C$1.30 per share (based on the volume weighted average price for Silvercorp common shares for the 5 trading days ended May 14, 2020). The terms of the Amending Agreement were agreed to following receipt by Guyana Goldfields of an unsolicited all-cash proposal from a third party to acquire Guyana Goldfields After accounting for Silvercorp s current share position in Guyana Goldfields, cash consideration of C$0.25 per Guyana Goldfields share implies a total cash component of approximately $27.8 million (C$39.5 million). Share consideration of C$1.05 per Guyana Goldfields share implies a total share component of 29.2 million shares after accounting for Silvercorp s existing position, resulting in existing Guyana Goldfields shareholders owning 14.4% of Silvercorp s pro forma basic shares outstanding following the Transaction.

Commensurate with the increase in consideration, valuing Guyana Goldfields at approximately C$227 million, the Amending Agreement provides for an increase in the termination fee to C$9.0 million, which is to be paid by Guyana Goldfields to Silvercorp if the Arrangement Agreement is terminated in the event Guyana Goldfields’s board accepts a superior proposal. Other than as described herein, the terms of the Transaction remain unamended, including the terms of the interim loan facility.

The Transaction will be effected by way of a court-approved plan of arrangement under the Canada Business Corporation Act and will be subject to the approval of 66 2/3% of votes cast by shareholders of Guyana Goldfields at a special meeting of Guyana Goldfields shareholders scheduled for June 29, 2020. In addition to shareholder and court approvals, the Transaction is subject to applicable regulatory approvals and the satisfaction of certain other closing conditions customary in transactions of this nature.